Employee benefits (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of benefits include salaries, post-employment benefits, termination benefits

	06.30.2023	12.31.2022
Liabilities
Short-term employee benefits	1,387	1,452
Termination benefits	167	192
Post-employment benefits	12,620	11,246
Total	14,174	12,890
Current	2,198	2,215
Non-current	11,976	10,675

Schedule of employee benefits

	06.30.2023	12.31.2022
Variable compensation program - PPP	322	489
Accrued vacation and 13th salary	714	505
Salaries and related charges and other provisions	279	327
Profit sharing	72	131
Total	1,387	1,452
Current	1,350	1,421
Non-current (1)	37	31

(1)	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management

Schedule of recognized the statement of income

Expenses recognized in the statement of income	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Salaries, accrued vacations and related charges	(1,604)	(1,458)	(857)	(780)
Variable compensation program - PPP (1)	(271)	(247)	(131)	(129)
Profit sharing (1)	(67)	(65)	(32)	(34)
Management fees and charges	(5)	(5)	(3)	(2)
Total	(1,947)	(1,775)	(1,023)	(945)

(1)	It includes adjustments to provisions related to previous years.

Schedule of pension plan assets

	Jan-Jun/2023	Jan-Jun/2022
Opening Balance	192	349
Effects in the statement of income	(6)	4
Enrollments	4	4
Revision of provisions	(10)	−
Effects in cash and cash equivalents	(33)	(155)
Terminations in the period	(33)	(155)
Translation adjustment	14	26
Closing Balance	167	224
Current	70	123
Non-current	97	101

Summary of employee benefits

	06.30.2023	12.31.2022
Liabilities
Health Care Plan - Saúde Petrobras	6,536	5,813
Petros Pension Plan - Renegotiated (PPSP-R)	3,940	3,606
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,140	1,041
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	437	284
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	378	339
Petros 2 Pension Plan (PP-2)	189	163
Total	12,620	11,246
Current	778	719
Non-current	11,842	10,527

Schedule of supplementary pension plan assets

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	330	341
Ordinary and extraordinary future contributions - sponsor	4,212	1,079
Contributions related to the TFC - sponsor	691	391
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,343)	(431)
Net actuarial liability recorded by the Company	3,890	1,380

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of changes in the actuarial liabilities

	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Balance at December 31, 2022	3,890	1,380	163	5,813	11,246
Recognized in the Statement of Income	242	82	15	420	759
Current service cost	5	1	5	71	82
Net interest	237	81	10	349	677
Recognized in Equity - other comprehensive income	109	−	−	−	109
Remeasurement effects (2)	109	−	−	−	109
Cash effects	(198)	(60)	(3)	(190)	(451)
Contributions paid	(184)	(54)	(3)	(190)	(431)
Payments related to Term of financial commitment (TFC)	(14)	(6)	−	−	(20)
Other changes	334	116	14	493	957
Others	−	−	−	1	1
Translation Adjustment	334	116	14	492	956
Balance at June 30, 2023	4,377	1,518	189	6,536	12,620

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It relates to a complement of 2022.

	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Balance at December 31, 2021	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	233	74	17	309	−	633
Current service cost	5	1	7	53	−	66
Net interest	228	73	10	256	−	567
Cash effects	(1,156)	(371)	−	(162)	−	(1,689)
Contributions paid	(141)	(47)	−	(162)	−	(350)
Payments related to Term of financial commitment (TFC)	(1,015)	(324)	−	−	−	(1,339)
Other changes	274	79	10	287	(10)	640
Others	−	−	1	1	(11)	(9)
Translation Adjustment	274	79	9	286	1	649
Balance at June 30, 2022	3,401	951	192	4,919	1	9,464

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of net expense with pension and healthcare plans

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(24)	(4)	(7)	(147)	(182)
Related to retirees (other income and expenses)	(218)	(78)	(8)	(273)	(577)
Net costs for Jan-Jun/2023	(242)	(82)	(15)	(420)	(759)
Related to active employees (cost of sales and expenses)	(17)	(3)	(10)	(112)	(142)
Related to retirees (other income and expenses)	(216)	(71)	(7)	(197)	(491)
Net costs for Jan-Jun/2022	(233)	(74)	(17)	(309)	(633)

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(12)	(2)	(4)	(75)	(93)
Related to retirees (other income and expenses)	(112)	(40)	(4)	(140)	(296)
Net costs for Apr-Jun/2023	(124)	(42)	(8)	(215)	(389)
Related to active employees (cost of sales and expenses)	(9)	(2)	(5)	(57)	(73)
Related to retirees (other income and expenses)	(111)	(36)	(4)	(102)	(253)
Net costs for Apr-Jun/2022	(120)	(38)	(9)	(159)	(326)

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.